IMPAIRMENT CHARGES (Tables)	12 Months Ended
Dec. 31, 2023
IMPAIRMENT CHARGES
Schedule of impairment charges

	Years ended December 31,
	2023	2022
Inventories (i)	$38.9	$106.8
Property, plant and equipment (ii)	—	243.2
	$38.9	$350.0